Debt and Senior Secured Convertible Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt and Senior Secured Convertible Notes
8.	DEBT AND SENIOR SECURED CONVERTIBLE NOTES

Debt at September 30, 2014 and December 31, 2013 consists of:

	September 30, 2014	December 31, 2013
VEDA Barre, Vermont facility mortgage	$—	$346
ICC insurance premium loan	—	95
Working capital revolving line of credit	4,000	—

Total debt	4,000	441
Less current portion	(4,000)	(141)

Long-term debt	$—	$300

Senior secured convertible notes, due June 30, 2014	$—	$12,107

Northern assumed mortgage debt with the Vermont Economic Development Authority (VEDA) related to a manufacturing facility in Barre, Vermont. The VEDA mortgage was a variable interest rate loan bearing interest of 3.75% as of December 31, 2013. The loan was collateralized by the Barre, Vermont property. The Company successfully completed a sale of the facility in June 2014 and used a portion of such proceeds to pay off the VEDA mortgage. There were no early payment penalties on the mortgage.

In February 2013, Northern entered into a one year renewal agreement for its foreign working capital revolving line of credit with Comerica Bank extending the maturity date to June 30, 2014. The renewal permitted Northern to borrow up to $4,000, with the available borrowing base being limited to the amount of collateral available at the time the line is drawn.

As of October 23, 2013, the Company increased its foreign working capital revolving line of credit with Comerica to $6,000 to support exports of its distributed-class turbines. Effective with the merger of Utility Scale into Northern at December 31, 2013, the Company’s foreign working capital line of credit was renegotiated with Comerica to allow for the combined business operations to be included.

The Company negotiated a revised credit facility prior to the maturity date in June 2014, whereby the Company renewed the existing foreign working capital revolving credit line with Comerica for the amount of $6,000 and extended the maturity date to June 30, 2015. The renegotiated loan agreement with Comerica contains a financial covenant which requires the Company to maintain unencumbered liquid assets having a value of at least $1,500 at all times.

At September 30, 2014, there was $4,000 outstanding on the revolving line of credit as well as an outstanding performance letter of credit guarantee of $1,000 issued to one customer and the Company had a net maximum supported borrowing base of $4,960. The Company was in compliance with all covenants under this credit facility in all periods.

The Company closed a $4,525 convertible note offering in April 2013, and then closed a further $2,000 convertible note offering in September 2013. In both the April and the September offerings, the notes were offered to existing shareholders. Upon the closing of the September offering, the shares of the Company’s formerly outstanding Series C-1 preferred stock held by investors participating in this note financing were converted into additional notes at the rate of one dollar face amount of convertible note for every three dollars in liquidation preference of Series C-1 preferred stock (Series A, B and C-2 preferred stock were not converted into notes). This non-cash conversion increased total convertible notes outstanding by an additional $5,250.

The convertible notes bore interest at a rate of 6% per annum payable upon maturity or conversion to equity securities. The notes contained a provision by which the outstanding principal and accrued interest on these notes would automatically convert into equity securities issued by the Company in a subsequent “Qualified Financing” (defined as a future equity financing resulting in aggregate gross proceeds of at least $10,000 or any other future equity financing that is approved by the Company and holders of at least 60% of the aggregate principal amount of the convertible notes) at the same price at which the shares issued in the qualified financing are sold. Such a Qualified Financing occurred April 16, 2014 as described in Note 10, Capital Structure. In the event the notes were not converted, as outlined above, the principal balance along with any accrued interest would have become due and payable on June 30, 2014. The convertible notes were collateralized by a pledge of the capital stock of Northern and certain intellectual property of Northern. The Company determined that the embedded equity-linked component did not contain a net settlement provision as defined by ASC 815-10-15-00 and therefore, did not meet the definition of a derivative under ASC 815-10-15-83. As a result, under the guidance from ASC 815-15-25-1 the Company was not required to separate the equity-linked component from the debt host. These convertible notes had the characteristics of conventional debt described in ASC 470-20 as follows: (1) the conversion feature is settled in shares; (2) there is an absence of a cash conversion feature; (3) the note holders cannot obtain shares at below market price; and (4) the issuer must deliver shares upon conversion. Therefore, the Company accounted for these notes as traditional debt recorded at face value upon issuance. Due to the “Qualified Financing” reverse takeover transaction, these notes were converted to equity in April 2014, and have therefore been reclassified to long-term on the accompanying condensed consolidated balance sheet as of December 31, 2013.

9.	DEBT AND SENIOR SECURED CONVERTIBLE NOTES

Debt at December 31, 2013 and 2012 consists of:

	2013	2012
VEDA Barre, Vermont facility mortgage	$346	$390
ICC insurance premium loan	95	50
Capital lease obligations	—	6

Total debt	441	446
Less current portion	(141)	(100)

Long-term debt	$300	$346

Senior secured convertible notes, due June 30, 2014	$12,107	$—

The future principal maturities in the aggregate under these debt obligations, as noted in the table above and excluding the senior secured convertible notes, as of December 31, 2013 is as follows:

Years	Maturities
2014	$141
2015	300
Thereafter	—

$441

In connection with the acquisition of the wind turbine business, Northern assumed mortgage debt with the Vermont Economic Development Authority (VEDA), related to a manufacturing facility in Barre, Vermont. The terms of this mortgage, as amended, are described below.

The VEDA mortgage is a variable interest rate loan bearing interest of 3.75% as of December 31, 2013 and 2012 and matures October 6, 2015. As of December 31, 2013, the VEDA obligation required monthly payments of $5 and a final balloon payment in October 2015. The loan is collateralized by the Barre, Vermont property and if the Company successfully completes a sale of the facility as planned within the next twelve months, a portion of such proceeds will be used to pay off the mortgage. There are no early payment penalties on the mortgage.

During 2009, the Company acquired IT equipment through two capital lease obligations. The first agreement commenced in February 2009 and requires monthly payments of $2 through February 2012. The second agreement commenced in March 2009 and requires monthly payments of less than $1 through the end of February 2014. The outstanding balance as of December 31, 2013 was less than $1.

In December 2011, Northern entered into a $2,500 foreign working capital revolving line of credit with Comerica Bank (“Comerica”) for its domestic activities, which is guaranteed by WPHI. The available borrowing base is limited to the amount of collateral available at the time the line is drawn. The line is secured by various assets of Northern, including physical assets and IP. The supported domestic borrowing base on December 31, 2012, was approximately $808. The line was not drawn upon in 2012, and it was renewed for 90 days upon expiration on November 30, 2012. Effective February 2013, the line was not renewed at the end of the 90-day extension.

Northern also entered into a $2,500 foreign working capital revolving line of credit with Comerica for its foreign activities, guaranteed by WPHI. The available borrowing base is limited to the amount of collateral available at the time the line is drawn. This line is secured by various assets of Northern, including physical assets and IP. The supported borrowing base for this facility on December 31, 2012, was approximately $2,500. This line was drawn upon in 2012 but fully repaid by December 31, 2012, and it was renewed for 90 days upon expiration on November 30, 2012.

In February 2013, Northern entered into a one year renewal agreement for its foreign working capital revolving line of credit with Comerica. The renewal permitted Northern to borrow up to $4,000, with the available borrowing base being limited to the amount of collateral available at the time the line is drawn.

As of October 23, 2013 the Company increased its foreign working capital revolving line of credit with Comerica by $2,000, and as such currently has access to a $6,000 to support exports of its distributed-class turbines. Effective with the merger of Utility Scale into Northern at December 31, 2013 the Company’s foreign working capital line of credit was renegotiated with Comerica to allow for the combined business operations to be included. The loan agreement with Comerica contains Adjusted EBITDA covenants based solely on Northern’s performance for the quarter ended December 31, 2013 and based upon the combined performance of the merged entities thereafter. At December 31, 2013, the Company had a net maximum supported borrowing base of $2,900. The foreign working capital revolving line of credit with Comerica matures on June 30, 2014.

The following summarizes the maximum Adjusted EBITDA loss which the Northern or the consolidated company can incur on a quarterly basis as applicable, under the amended loan agreement and be in compliance with this covenant:

Fiscal Quarter	Maximum EBITDA Loss
December 31, 2013 (Northern only)	$(3,500)
March 31, 2014 (Consolidated Subsidiaries)	(5,200)

The Company was in compliance with all covenants under this credit facility as of December 31, 2013.

The Company closed a $4,525 convertible note offering in April 2013, and then closed a further $2,000 offering in September 2013. The convertible notes bear interest at a rate of 6% per annum payable upon maturity or conversion to equity securities. The outstanding principal and accrued interest on these notes will automatically convert into equity securities issued by the Company in a subsequent “Qualified Financing” (defined as a future equity financing resulting in aggregate gross proceeds of at least $10,000 or any other future equity financing that is approved by the Company and holders of at least 60% of the aggregate principal amount of the convertible notes) at the same price at which the shares issued in the qualified financing are sold. In the event the notes are not converted, as outlined above, the principal balance along with any accrued interest becomes due and payable on June 30, 2014. The convertible notes are collateralized by a pledge of the capital stock of Northern and certain intellectual property of Northern. In the event of any dissolution, liquidation or winding up, as defined, of the Company, which includes a Deemed Liquidation Event (defined as any transaction in which the outstanding capital stock of the Company ceases to be a majority of the outstanding capital stock after the completion of the transaction or any sale, transfer, or other disposition of all or substantially all of the assets of the Company and its subsidiaries), the Company will pay each holder of convertible notes three times the principal amount outstanding under such holder’s convertible note and any accrued interest on such note shall be forgiven, unless holders of at least 60% of the aggregate principal amount of the convertible notes elect otherwise. The Company determined that the embedded equity-linked component does not contain a net settlement provision as defined by ASC 815-10-15-00 and therefore, does not meet the definition of a derivative under ASC 815-10-15-83. As a result, under the guidance from ASC 815-15-25-1, the Company is not required to separate the equity-linked component from the debt host. These convertible notes have the characteristics of conventional debt described in ASC 470-20 as follows: (1) the conversion feature is settled in shares; (2) there is an absence of a cash conversion feature; (3) the note holders cannot obtain shares at below market price; and (4) the issuer must deliver shares upon conversion. Therefore, the Company accounted for these notes as traditional debt recorded at face value upon issuance.

In the April 2013 offering of notes, the notes were only offered to existing shareholders. All shares of Series A preferred stock, Series B preferred stock and/or Series C preferred stock, held by shareholders which did not participate in the convertible note financing automatically converted into shares of the Company’s common stock. If a shareholder purchased some but not all of its pro rata share of the convertible note financing, then a percentage of shares of Series A preferred stock, Series B preferred stock and/or Series C preferred stock (divided evenly among all such series of preferred stock held by such shareholder) equal to the percentage of its pro rata share not purchased automatically converted into common stock.

The preferred shares were converted to common stock on a one-for-one share basis, and as such, the Company concluded that there was no beneficial conversion feature since the conversion was at the money. As a result, the Company applied the carrying amount of the preferred shares to convert the common stock at par value with any excess applied to additional paid in capital per ASC 470-20-40-4.

The outstanding warrants to purchase Series C-2 preferred stock, as described in Note 11 Warrant Liabilities, were amended pursuant to the April convertible note offering to provide that warrants held by shareholders who did not participate in the convertible note financing expired 30 days after the closing of the financing. To the extent that a shareholder purchased a portion but not all of its pro-rata share, the warrants representing that proportion of under participation expired 30 days after the closing of the financing.

In the September offering, the notes were also offered to existing shareholders. Investors in this offering also were issued an aggregate of approximately ten million shares of common stock. Upon the closing of this offering, the shares of the Company’s formerly outstanding Series C-1 preferred stock held by investors participating in this note financing were converted into additional notes at the rate of one dollar face amount of convertible note for every three dollars in liquidation preference of Series C-1 Series preferred stock (Series A, B and C-2 preferred stock were not converted into notes). This non-cash conversion increased total convertible notes outstanding by an additional $5,250 with excess face value of C-1 series shares applied to additional paid in capital. Although the fair value of the Series C-1 preferred stock exceeded the face value of the resulting convertible notes at time of conversion, the Company elected to record the resulting notes at face value rather than fair value because the transaction was with a related party. Relevant disclosures are included in Note 16, Related-Party Transactions. The convertible notes balance at December 31, 2013 is $12,107, which includes accrued interest expense of $331.